Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jul. 22, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 400,569	$ 461,276		$ 26,501	$ 58,652	$ 108,132
Level 3
Cash and Cash Equivalents [Line Items]
Earn-out contingent liability			$ 143,100
Change in fair value of warrant and contingent liabilities	132,900
Money market funds
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 385,400